UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2012 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Automobiles & Components--1.3%
Thor Industries	76,700	2,785,744
Banks--6.5%
Comerica	129,500	4,020,975
First Horizon National	166,520	1,603,588
KeyCorp	510,900	4,465,266
People's United Financial	83,300	1,011,262
PNC Financial Services Group	25,850	1,631,135
Regions Financial	254,500	1,834,945
		14,567,171
Capital Goods--7.4%
3M	17,700	1,635,834
Cooper Industries	14,800	1,110,888
Cummins	27,600	2,544,996
Donaldson	50,850	1,765,003
General Electric	78,900	1,791,819
Parker Hannifin	42,400	3,543,792
Rockwell Collins	44,900	2,408,436
United Technologies	21,975	1,720,423
		16,521,191
Commercial & Professional Services--.5%
Brink's	38,850	998,056
Consumer Services--1.9%
Marriott International, Cl. A	109,100	4,265,810
Diversified Financials--5.2%
American Express	56,400	3,206,904
Discover Financial Services	88,100	3,500,213
NASDAQ OMX Group	71,800	1,672,581
Northern Trust	37,000	1,717,355
Waddell & Reed Financial, Cl. A	48,750	1,597,537
		11,694,590
Energy--9.2%

Apache	31,000		2,680,570
Bristow Group	45,700		2,310,135
ConocoPhillips	52,100		2,979,078
Denbury Resources	192,700	a	3,114,032
Devon Energy	46,350		2,804,175
EnCana	87,200		1,911,424
Noble Energy	12,500		1,158,875
Pioneer Natural Resources	17,900		1,868,760
Spectra Energy	58,300		1,711,688
			20,538,737
Food & Staples Retailing--3.5%
Costco Wholesale	33,700		3,374,212
Kroger	47,900		1,127,566
Whole Foods Market	33,750		3,287,250
			7,789,028
Food, Beverage & Tobacco--4.4%
Campbell Soup	98,800	b	3,440,216
Coca-Cola Enterprises	46,800		1,463,436
ConAgra Foods	61,100		1,685,749
Hormel Foods	53,100		1,552,644
Mead Johnson Nutrition	22,500		1,648,800
			9,790,845
Health Care Equipment & Services--3.4%
Becton Dickinson & Co.	14,375		1,129,300
DaVita	39,600	a	4,102,956
Humana	34,400		2,413,160
			7,645,416
Household & Personal Products--2.4%
Clorox	15,300		1,102,365
Estee Lauder, Cl. A	43,800		2,696,766
Procter & Gamble	23,125		1,603,950
			5,403,081
Insurance--1.3%
Aflac	60,500		2,896,740
Materials--2.5%
Ball	83,100		3,515,961
Domtar	27,400		2,145,146
			5,661,107

Media--1.3%
Discovery Communications, Cl. A	49,500	a	2,951,685
Pharmaceuticals, Biotech & Life Sciences--10.8%
Agilent Technologies	59,500		2,287,775
AstraZeneca, ADR	50,450		2,414,537
Biogen Idec	20,200	a	3,014,446
Bristol-Myers Squibb	148,600		5,015,250
Celgene	41,700	a	3,185,880
Life Technologies	76,600	a	3,744,208
Novartis, ADR	40,800		2,499,408
Waters	22,900	a	1,908,257
			24,069,761
Retailing--4.6%
Best Buy	129,000	b	2,217,510
Nordstrom	47,700		2,632,086
O'Reilly Automotive	18,500	a	1,546,970
Staples	242,700	b	2,795,904
TJX	23,900		1,070,481
			10,262,951
Semiconductors & Semiconductor Equipment--4.7%
Advanced Micro Devices	472,600	a,b	1,592,662
Applied Materials	304,400		3,398,626
Intel	132,100		2,996,028
LSI	346,800	a	2,396,388
			10,383,704
Software & Services--11.3%
Accenture, Cl. A	19,100		1,337,573
Akamai Technologies	52,000	a	1,989,520
BMC Software	25,000	a	1,037,250
CA	70,850		1,825,450
International Business Machines	28,875		5,990,119
Intuit	28,800		1,695,744
Microsoft	152,400		4,538,472
Oracle	117,375		3,696,139
VistaPrint	48,300	a,b	1,649,445
Western Union	85,525		1,558,266
			25,317,978
Technology Hardware & Equipment--10.4%

Apple	12,450		8,307,387
Avnet	42,575	a	1,238,507
Cisco Systems	199,575		3,809,887
Dell	240,800		2,374,288
EMC	111,825	a	3,049,468
Hewlett-Packard	99,400		1,695,764
Motorola Solutions	56,200		2,840,910
			23,316,211
Telecommunication Services--3.0%
Verizon Communications	146,900		6,694,233
Transportation--.9%
United Parcel Service, Cl. B	28,800		2,061,216
Utilities--3.3%
Consolidated Edison	46,500		2,784,885
Pinnacle West Capital	46,000		2,428,800
Xcel Energy	80,700		2,236,197
			7,449,882
Total Common Stocks
(cost $192,253,885)			223,065,137

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,269,641)	1,269,641	[c]	1,269,641
Investment of Cash Collateral for
Securities Loaned--4.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,992,305)	8,992,305	[c]	8,992,305
Total Investments (cost $202,515,831)	104.4%		233,327,083
Liabilities, Less Cash and Receivables	(4.4%)		(9,763,953)
Net Assets	100.0%		223,563,130

ADR - American Depository Receipts

a Non-income producing security.

b	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $8,697,027 and the value of the collateral held by the fund was $8,992,305.
c	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $30,811,252 of which $38,124,376 related to appreciated investment securities and $7,313,124 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.3
Pharmaceuticals, Biotech & Life Sciences	10.8
Technology Hardware & Equipment	10.4
Energy	9.2
Capital Goods	7.4
Banks	6.5
Diversified Financials	5.2
Semiconductors & Semiconductor Equipment	4.7
Money Market Investments	4.6
Retailing	4.6
Food, Beverage & Tobacco	4.4
Food & Staples Retailing	3.5
Health Care Equipment & Services	3.4
Utilities	3.3
Telecommunication Services	3.0
Materials	2.5
Household & Personal Products	2.4
Consumer Services	1.9
Automobiles & Components	1.3
Insurance	1.3
Media	1.3
Transportation	.9
Commercial & Professional Services	.5
104.4

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	214,590,323	-	-	214,590,323
Equity Securities - Foreign Common Stocks+	8,474,814	-	-	8,474,814
Mutual Funds	10,261,946	-	-	10,261,946

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)